INCOME TAX - Earnings (losses) before income tax expense by jurisdictions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
PRC, excluding Hong Kong	$ 202,870,388	$ 175,225,854	$ 171,787,763
U.S.	(12,932,509)	(11,303,223)	(28,866,395)
BVI	1,563,160	2,341,136	3,488,680
Hong Kong	(7,328)	(260,472)	(2,280)
Total	$ 191,493,711	$ 166,003,295	$ 146,407,768